Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount		£ 205,172	£ 237,771
Fair value assets		3,316	5,259
Fair value liabilities		1,448	1,369
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		63,187	95,630
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		141,985	142,141
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		96,032	89,432
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		45,953	52,709
Exchange Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount		44,133	50,741
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		14,149	13,830
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		1,482	3,010
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		28,502	33,901
Interest Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount		158,565	184,268
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		46,564	79,038
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		94,550	86,422
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		17,451	18,808
Equity and Credit Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount		2,474	2,762
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		2,474	2,762
Equity and Credit Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		0
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		3,316	5,259
Fair value liabilities		1,448	1,369
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		1,135	2,126
Fair value liabilities		675	1,624
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		3,395	5,005
Fair value liabilities		1,987	1,617
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		1,188	1,422
Fair value liabilities		1,490	1,315
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		2,207	3,583
Fair value liabilities		497	302
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		134	454
Fair value liabilities		200	351
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		166	357
Fair value liabilities		2
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		2,023	3,537
Fair value liabilities		462	200
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		718	1,421
Fair value liabilities		315	1,105
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		1,022	1,065
Fair value liabilities		1,488	1,315
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		184	46
Fair value liabilities		35	102
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		283	251
Fair value liabilities		160	168
Fair Value [member] | Equity and Credit Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		0
Fair value liabilities		0
Fair Value [member] | Netting adjustments [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	[1]	(1,214)	(1,872)
Fair value liabilities	[1]	£ (1,214)	£ (1,872)

[1]	Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £222m (2018: £9m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £629m (2018: £354m).